FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          August 13, 2010



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $266,912
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107       92469     3972  X                             92469       0       0
Alaska Communications Systems             COM      01167P101     40700      346  X                             40700       0       0
AltiGen Communications Inc                COM      21489109     267600      190  X                            267600       0       0
American Dental Partners                  COM      25353103     905120    10961  X                            905120       0       0
American Express Company                  COM      25816109      17476      694  X                             17476       0       0
American Public Education                 COM      2913V103     163704     7154  X                            163704       0       0
Automatic Data Processing                 COM      53015103      15580      627  X                             15580       0       0
AutoZone Inc.                             COM      53332102       3390      655  X                              3390       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      600  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207       5450      434  X                              5450       0       0
BIDZ.com Inc.                             COM      08883T200   1483192     2299  X                           1483192       0       0
Brookfield Asset Management Inc           COM      112585104     33978      769  X                             33978       0       0
Choice Hotels International               COM      169905106     10000      302  X                             10000       0       0
Colfax Corporation                        COM      194014106    328675     3422  X                            328675       0       0
Conagra Food Inc                          COM      205887102     10000      233  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1473  X                             30000       0       0
Corporate Executive Board                 COM      21988R102    200676     5272  X                            200676       0       0
Emerson Electric Co                       COM      291011104     11208      490  X                             11208       0       0
Exelon Corp                               COM      30161N101      6866      261  X                              6866       0       0
Female Health Company                     COM      314462102    546833     2838  X                            546833       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    248451     6258  X                            248451       0       0
Hallmark Financial Services               COM      40624Q203   2033179    20230  X                           2033179       0       0
HEICO Corp                                CL A     422806208    103138     2780  X                            103138       0       0
Hospitality Properties Trust              COM      44106M102     23915      505  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2490937    40926  X                           2490937       0       0
International Assets Holding Corp         COM      459028106   2268743    36300  X                           2268743       0       0
Interval Leisure Group                    COM      46113M108    243991     3038  X                            243991       0       0
iShares Trust Treas Inflat                US TIP B 464287176      6757      722  X                              6757       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      625  X                              9600       0       0
Leucadia National Corp.                   COM      527288104     25357      495  X                             25357       0       0
Level 3 Communications                    COM      52729N100     14500       16  X                             14500       0       0
Lockheed Martin Corporation               COM      539830109      9582      714  X                              9582       0       0
Microsoft Corp.                           COM      594918104     30695      706  X                             30695       0       0
Morningstar, Inc.                         COM      617700109     92754     3944  X                             92754       0       0
MSCI, Inc.                                CL A     55354G100     65778     1802  X                             65778       0       0
National Retail Properties, Inc.          COM      637417106     14000      300  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      926  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    315904     4606  X                            315904       0       0
OneBeacon Insurance Group                 CL A     G67742109    157991     2262  X                            157991       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      124  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      143  X                             10000       0       0
Rentrak Corp                              COM      760174102    437301    10640  X                            437301       0       0
Sears Holdings Corp                       COM      812350106      7466      483  X                              7466       0       0
SPDR Series Trust                         IN TR ETF78464A516     15092      811  X                             15092       0       0
Stamps.com                                COM      852857200   1026374    10520  X                           1026374       0       0
Stratasys Inc.                            COM      862685104    857331    21056  X                            857331       0       0
Tandy Leather Factory Inc.                COM      87538X105   1643372     6804  X                           1643372       0       0
TravelCenters of America                  COM      894174101     30000       70  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    296188     3667  X                            296188       0       0
Utah Medical Products                     COM      917488108    329848     8220  X                            329848       0       0
Walgreens Co                              COM      931422109     24625      657  X                             24625       0       0
Washington Post Co                        CL B     939640108      1227      545  X                              1227       0       0
Weight Watcher's International            COM      948626106    131744     3385  X                            131744       0       0
Western Union Co                          COM      959802109     34521      515  X                             34521       0       0
Winmark Corp                              COM      974250102    844500    28265  X                            844500       0       0
Winthrop Realty Trust, Inc.               COM      976391102     11725      150  X                             11725       0       0
XCEL Energy Inc.                          COM      98389B100     26000      536  X                             26000       0       0